Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul. 01, 2016
A, C, Select Shares | JPMorgan Investor Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Investor Growth & Income Fund Class/Ticker: A/ONGIX; C/ONECX; Select/ONGFX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “Investing with J.P. Morgan Funds — SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION” on page 40 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	10/31/16
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	“Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “Fund of Funds.” The Fund’s main investment strategy is to invest in other J.P. Morgan Funds (underlying funds). Because this is a growth and income fund, the majority of the Fund’s assets will be invested in J.P. Morgan equity funds including J.P. Morgan international equity funds and J.P. Morgan specialty funds while a moderate portion will be allocated to J.P. Morgan income funds and J.P. Morgan money market funds. J.P. Morgan specialty funds include funds that use market neutral and other alternative strategies or that have exposure to alternative equity asset classes such as real estate investment trusts (REITs) or commodities. Generally, the Fund’s allocation strategy is to achieve a long-term risk/return profile similar to a fund that invests 70% in equity securities and 30% in income securities.

		The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund’s investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three to five-year and 10 to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform well over time while maintaining a level of volatility similar to the Investor Growth & Income Composite Benchmark and its Lipper peer group.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund’s securities goes down, the Fund’s investment in the underlying fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Income Securities Risk. Certain underlying funds invest in income securities that are subject to interest rate risk and credit risk. The Fund’s exposure to bonds and other debt securities will change in value based on changes in interest rates. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Given the historically low interest rate environment, risks associated with rising rates are heightened. Income securities are also subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The risk of default for “sub-prime” mortgages is generally higher than other types of mortgage-back securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the underlying fund may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the underlying fund may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the underlying fund may exhibit additional volatility.

Some of the underlying funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac)). Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of principal and interest. Securities issued by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund or underlying fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Index Funds Risk. Index funds are not actively managed and are designed to track the performance and holdings of a specified index. Securities may be purchased, held and sold by an index fund at times when an actively managed fund would not do so. There is also the risk that the underlying fund’s performance may not correlate with the performance of the index.

Foreign Securities and Emerging Markets Risk. Underlying funds that invest in foreign currencies, foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the underlying fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

High Yield Securities and Loan Risk. Certain underlying funds invest in junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and potential illiquidity. Such investments may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. An underlying fund will not have direct recourse against the issuer of a loan participation. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. No active trading market may exist for some securities and certain investments may be subject to restrictions on resale. The inability to dispose of the underlying fund’s securities and other investments in a timely fashion could result in losses to the Fund and underlying fund. Because some securities may have a more limited secondary market, liquidity risk is more pronounced for certain underlying funds than for underlying funds that invest primarily in other types of fixed income instruments or equity securities. When Loans and other securities are prepaid, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Convertible Securities Risk. Some of the underlying funds invest in convertible securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Strategy Risk. A primary risk of some of the underlying funds is to invest in common stock considered to be attractive and to sell short securities considered to be unattractive. This strategy involves complex securities transactions that require the underlying fund to borrow securities. The underlying fund may not be able to borrow a security it wishes to sell short or may have to purchase a borrowed security in the market to return it to the lender at a disadvantageous time or price. Losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject an underlying fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Derivatives Risk. The underlying funds may use derivatives. Derivatives may be riskier than other investments because they may be sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the underlying fund to be more volatile than they would be if they had not used derivatives. Derivatives also expose the underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Inflation-Managed Strategy Risk. The underlying funds may use inflation-managed strategies including using swaps that are based on the Consumer Price Index for all Urban Consumers (CPI-U) in combination with a core portfolio of fixed income securities to create the equivalent of a portfolio of inflation-protected fixed income securities. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds or reflect the actual rate of inflation. In addition, some of the underlying funds may make direct investments in inflation-protected securities. Unlike conventional bonds, the principal or interest of inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) is adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Real Estate Securities Risk. Certain underlying funds are highly concentrated in real estate securities, including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITs are subject to risks associated with the management skill and credit worthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITS.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Russell 3000 Index and the Barclays U.S. Intermediate Aggregate Index, both broad-based securities market indexes, and the composite benchmark of unmanaged indexes that correspond to the Fund’s model allocation, and the Lipper Mixed-Asset Target Allocation Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Russell 3000 Index and the Barclays U.S. Intermediate Aggregate Index, both broad-based securities market indexes, and the composite benchmark of unmanaged indexes that correspond to the Fund’s model allocation, and the Lipper Mixed-Asset Target Allocation Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	2nd quarter 2009	14.40%
Worst Quarter	4th quarter 2008	–15.31%
		The Fund’s year-to-date total return through 9/30/15 was –4.31%.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Class A Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
A, C, Select Shares | JPMorgan Investor Growth & Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.22%	[3]
1 Year	rr_ExpenseExampleYear01	$ 569
3 Years	rr_ExpenseExampleYear03	854
5 Years	rr_ExpenseExampleYear05	1,161
10 Years	rr_ExpenseExampleYear10	2,029
1 Year	rr_ExpenseExampleNoRedemptionYear01	569
3 Years	rr_ExpenseExampleNoRedemptionYear03	854
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,029
2005	rr_AnnualReturn2005	5.52%
2006	rr_AnnualReturn2006	12.53%
2007	rr_AnnualReturn2007	6.23%
2008	rr_AnnualReturn2008	(27.57%)
2009	rr_AnnualReturn2009	27.67%
2010	rr_AnnualReturn2010	11.60%
2011	rr_AnnualReturn2011	(1.50%)
2012	rr_AnnualReturn2012	13.36%
2013	rr_AnnualReturn2013	20.12%
2014	rr_AnnualReturn2014	6.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.31%)
Past 1 Year	rr_AverageAnnualReturnYear01	2.09%
Past 5 Years	rr_AverageAnnualReturnYear05	8.84%
Past 10 Years	rr_AverageAnnualReturnYear10	5.95%
A, C, Select Shares | JPMorgan Investor Growth & Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.80%	[3]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency and transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 283
3 Years	rr_ExpenseExampleYear03	583
5 Years	rr_ExpenseExampleYear05	1,009
10 Years	rr_ExpenseExampleYear10	2,194
1 Year	rr_ExpenseExampleNoRedemptionYear01	183
3 Years	rr_ExpenseExampleNoRedemptionYear03	583
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,009
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,194
Past 1 Year	rr_AverageAnnualReturnYear01	5.38%
Past 5 Years	rr_AverageAnnualReturnYear05	9.30%
Past 10 Years	rr_AverageAnnualReturnYear10	5.86%
A, C, Select Shares | JPMorgan Investor Growth & Income Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.97%	[3]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency and transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 99
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	594
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_ExpenseExampleNoRedemptionYear01	99
3 Years	rr_ExpenseExampleNoRedemptionYear03	337
5 Years	rr_ExpenseExampleNoRedemptionYear05	594
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,329
Past 1 Year	rr_AverageAnnualReturnYear01	7.19%
Past 5 Years	rr_AverageAnnualReturnYear05	10.13%
Past 10 Years	rr_AverageAnnualReturnYear10	6.71%
A, C, Select Shares | JPMorgan Investor Growth & Income Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.83%
Past 5 Years	rr_AverageAnnualReturnYear05	8.22%
Past 10 Years	rr_AverageAnnualReturnYear10	5.01%
A, C, Select Shares | JPMorgan Investor Growth & Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.77%
Past 5 Years	rr_AverageAnnualReturnYear05	6.84%
Past 10 Years	rr_AverageAnnualReturnYear10	4.52%
A, C, Select Shares | JPMorgan Investor Growth & Income Fund | RUSSELL 3000 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.56%
Past 5 Years	rr_AverageAnnualReturnYear05	15.63%
Past 10 Years	rr_AverageAnnualReturnYear10	7.94%
A, C, Select Shares | JPMorgan Investor Growth & Income Fund | BARCLAYS U.S. INTERMEDIATE AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.12%
Past 5 Years	rr_AverageAnnualReturnYear05	3.72%
Past 10 Years	rr_AverageAnnualReturnYear10	4.34%
A, C, Select Shares | JPMorgan Investor Growth & Income Fund | INVESTOR GROWTH & INCOME COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.04%
Past 5 Years	rr_AverageAnnualReturnYear05	12.16%
Past 10 Years	rr_AverageAnnualReturnYear10	7.12%
A, C, Select Shares | JPMorgan Investor Growth & Income Fund | LIPPER MIXED-ASSET TARGET ALLOCATION GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.22%
Past 5 Years	rr_AverageAnnualReturnYear05	11.94%
Past 10 Years	rr_AverageAnnualReturnYear10	11.74%

[1]	(under $1 million)
[2]	“Acquired Fund (Underlying Fund) Fees and Expenses” have been calculated based on the actual Acquired Fund (Underlying Fund) Fees and Expenses incurred in the most recent fiscal year, except that these fees and expenses have been adjusted to reflect a change in the underlying fund share classes in which the Fund currently invests.
[3]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.52%, 1.10% and 0.27% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
[4]	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency and transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.